COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
Year ending December 31	USD
2014	$1,121,476
2015	1,073,299
2016	1,073,299

Total	$3,268,074